Note 15 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 2,124,916	$ 1,853,204
Liabilities, fair value	2,011,585	1,860,332
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	98,410	95,272
Liabilities, fair value	100,940	97,910
Other liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	124,468	130,657
Liabilities, fair value	124,468	130,657
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	198,157	271,523
Assets, fair value	198,157	271,523
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	2,450,276	2,103,050
Assets, fair value	2,485,663	2,118,636
Other assets [member]
Statement Line Items [Line Items]
Assets, book value	3,750	3,596
Assets, fair value	$ 3,750	$ 3,596